Turnover and segment information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [line items]
Turnover by Segment

Turnover by segment	2023 £m	2022 £m	2021 £m
Commercial operations	30,328	29,324	24,696
	30,328	29,324	24,696

Turnover by Product & Service

Commercial Operations:	2023 £m	2022 £m	2021 £m
Shingles	3,446	2,958	1,721
Meningitis	1,260	1,116	961
RSV	1,238	–	–
Influenza	504	714	679
Established Vaccines	3,266	3,085	2,970
	9,714	7,873	6,331
Pandemic Vaccines	150	64	447
Vaccines	9,864	7,937	6,778

HIV	6,444	5,749	4,777
Respiratory/Immunology and Other	3,025	2,609	2,027
Oncology	731	602	489
	10,200	8,960	7,293
Pandemic	44	2,309	958
Specialty Medicines	10,244	11,269	8,251

Respiratory	6,825	6,548	6,048
Other General Medicines	3,395	3,570	3,619
General Medicines	10,220	10,118	9,667

Total Commercial Operations	30,328	29,324	24,696

Segment Profit and Operating Profit

Segment profit	2023 £m	2022 £m	2021 £m
Commercial Operations	14,656	13,590	11,467
Research and development	(5,607)	(5,060)	(4,567)
Segment profit	9,049	8,530	6,900
Corporate and other unallocated costs	(263)	(379)	(407)
Other reconciling items between segment profit and operating profit	(2,041)	(1,718)	(2,136)
Total Operating profit	6,745	6,433	4,357

Finance income	115	76	14
Finance costs	(792)	(879)	(769)
Gain/(loss) on disposal of interest in associates	1	–	(36)
Share of after-tax profits/(losses) of associates and joint ventures	(5)	(2)	33
Profit before taxation from continuing operations	6,064	5,628	3,599
Taxation	(756)	(707)	(83)
Profit after taxation for the year from continuing operations	5,308	4,921	3,516

Depreciation and amortisation by segment	2023 £m	2022 £m	2021 £m
Commercial Operations	893	829	915
Research and development	572	467	378
Segment depreciation and amortisation	1,465	1,296	1,293
Corporate and other unallocated depreciation and amortisation	110	112	68
Other reconciling items between segment depreciation and amortisation and total depreciation and amortisation	719	739	761
Total depreciation and amortisation	2,294	2,147	2,122

PP&E, intangible asset and goodwill impairment by segment	2023 £m	2022 £m	2021 £m
Commercial Operations	27	29	30
Research and development	13	32	55
Segment impairment	40	61	85
Corporate and other unallocated impairment	35	20	63
Other reconciling items between segment impairment and total impairment	432	420	392
Total impairment	507	501	540

PP&E and intangible asset impairment reversals by segment
Commercial Operations	(16)	(6)	(8)
Research and development	(9)	(19)	(2)
Segment impairment reversals	(25)	(25)	(10)
Corporate and other unallocated impairment reversals	(14)	–	–
Other reconciling items between segment impairment reversals and total impairment reversals	–	(1)	(2)
Total impairment reversals	(39)	(26)	(12)

Net operating assets by segment	2023 £m	2022 £m
Commercial Operations	12,302	10,288
Research and development	7,021	7,299
Segment net operating assets	19,323	17,587
Corporate and other unallocated net operating assets	625	264
Net operating assets	19,948	17,851

Net debt	(15,040)	(17,197)
Investments in associates and joint ventures	55	74
Current equity investment	2,204	4,087
Derivative financial instruments	16	7
Current and deferred taxation	5,536	5,176
Assets held for sale (excluding cash and cash equivalents)	76	98
Net assets	12,795	10,096

Summary of Geographical Information

Turnover by location of customer	2023 £m	2022 £m	2021 £m
UK	693	695	656
US	15,820	14,542	11,914
Rest of World	13,815	14,087	12,126
External turnover	30,328	29,324	24,696

Non-current assets by location of subsidiary	2023 £m	2022 £m
UK	6,464	5,134
US	13,280	14,024
Belgium	5,337	5,415
Rest of World	6,606	6,593
Non-current assets	31,687	31,166